Supplementary cash flow information (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Supplementary cash flow information [Abstract]
Accounts receivable and other	$ 244,795	$ (451,061)
Prepaid expenses	(3,775,644)	0
Accounts payable and accrued liabilities	5,699,465	1,703,608
Net change in working capital	$ 2,168,616	$ 1,252,547